DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
    The partnership's activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, commodity risk and other price risks), credit risk and liquidity risk. The partnership and its subsidiaries selectively use derivative financial instruments principally to manage these risks.
    The aggregate notional amounts of the partnership's derivative positions as at December 31, 2020 and 2019 were as follows:

(US$ MILLIONS, except as noted)	2020	2019
Foreign exchange contracts	$5,518	$6,261
Cross currency swaps	192	374
Interest rate derivatives	18,305	13,058
Equity derivatives	426	47
	$24,441	$19,740

Commodity instruments	2020	2019
Oil based fuel (Cbm - millions)	16.01	5.39
Natural gas (Mcf - millions)	79.79	11.74
Lead (metric tons)	50,078	20,420
Tin (metric tons)	2,269	2,548
Polypropylene (metric tons)	36,907	31,120
Foreign exchange contracts
    The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2020 and 2019. The notional amounts as at December 31, 2020 and 2019 include both buy and sell contracts.

	Notional amount (U.S. Dollars)		Average exchange rate
	2020	2019	2020	2019
Foreign exchange contracts
Australian dollars	$305	$682	1.48	1.45
Brazilian real	163	89	5.19	4.06
British pounds	1,060	650	0.74	0.77
Canadian dollars	1,548	2,037	1.31	1.30
Chinese yuan	8	1	6.54	6.97
European Union euros	340	782	0.84	0.88
Indian rupees	180	189	76.72	73.33
Japanese yen	8	14	103.46	104.19
Mexican pesos	13	10	19.98	18.90
Norwegian krone	48	52	9.68	8.87
South Africa rand	2	3	14.73	14.05
Swedish krona	1,647	1,578	8.58	9.10
Swiss franc	36	50	0.88	0.97
Colombian peso	48	49	3,428.45	3,359.91
South Korean won	67	68	1,086.51	1,265.03
Peruvian dollar	—	7	—	3.41
Other	45	—
	$5,518	$6,261
Other Information Regarding Derivative Financial Instruments
    The following table presents the notional amounts underlying the partnership's derivative instruments by term to maturity as at December 31, 2020 and the comparative notional amounts as at December 31, 2019, for both derivatives that are classified as fair value through profit of loss and derivatives that qualify for hedge accounting:

	2020				2019
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$2,289	$275	$79	$2,643	$2,719
Cross currency swaps	28	115	49	192	373
Interest rate derivatives	3,512	6,062	10	9,584	6,306
Equity derivatives	426	—	—	426	47
Elected for hedge accounting
Foreign exchange contracts	1,152	1,723	—	2,875	3,542
Interest rate derivatives	250	8,471	—	8,721	6,753
Option contracts	—	—	—	—	—
	$7,657	$16,646	$138	$24,441	$19,740
The partnership has early adopted the IBOR amendments to IFRS 9 effective October 1, 2019 as described in Note 2. This has been applied to the interest rate derivatives elected for hedge accounting. This had no impact as the IBOR amendments enable hedge accounting to continue for hedging relationships previously designated.